UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%         Toll Holdings Ltd.                                                 46,550      $     263,687
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                        Qantas Airways Ltd.                                                 9,929             25,313
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                       Foster's Group Ltd.                                                 5,130             22,920
                                       Lion Nathan Ltd.                                                   30,801            230,603
                                                                                                                      -------------
                                                                                                                            253,523
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                   CSL Ltd.                                                            5,068            153,535
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                 Macquarie Group Ltd.                                                6,719            206,888
                                       Perpetual Trustees Australia Ltd.                                   3,132            120,335
                                                                                                                      -------------
                                                                                                                            327,223
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                       Incitec Pivot Ltd.                                                 15,280             61,220
                                       Nufarm Ltd.                                                         7,600             93,026
                                                                                                                      -------------
                                                                                                                            154,246
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%                Australia & New Zealand Banking Group Ltd.                         20,362            314,578
                                       Bendigo and Adelaide Bank Ltd.                                     10,510            100,331
                                       Commonwealth Bank of Australia Ltd.                                14,965            527,422
                                       National Australia Bank Ltd.                                       16,171            326,371
                                       St. George Bank Ltd.                                               11,738            277,048
                                       Westpac Banking Corp.                                              20,076            355,839
                                                                                                                      -------------
                                                                                                                          1,901,589
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%  Brambles Ltd.                                                      32,714            204,125
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%      Boart Longyear Group                                                    1                  1
                                       Leighton Holdings Ltd.                                              2,557             78,703
                                                                                                                      -------------
                                                                                                                             78,704
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%          Boral Ltd.                                                          7,301             36,253
                                       James Hardie Industries NV                                         59,861            243,916
                                                                                                                      -------------
                                                                                                                            280,169
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%          Amcor Ltd.                                                         11,058             48,627
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Australian Stock Exchange Ltd.                                      6,267            154,488
                                       Babcock & Brown Ltd.                                                2,946              4,820
                                                                                                                      -------------
                                                                                                                            159,308
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telstra Corp. Ltd.                                                 22,556             75,675
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%        Metcash Ltd.                                                        9,427             30,177
                                       Woolworths Ltd.                                                    12,713            280,042
                                                                                                                      -------------
                                                                                                                            310,219
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Sonic Healthcare Ltd.                                                 372              3,957
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%   Aristocrat Leisure Ltd.                                               294              1,540
                                       Tabcorp Holdings Ltd.                                              12,934             84,972
                                                                                                                      -------------
                                                                                                                             86,512
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%        CSR Ltd.                                                                1                  2
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                       AMP Ltd.                                                           40,079            227,897
                                       AXA Asia Pacific Holdings Ltd.                                     33,925            139,591
                                       Insurance Australia Group Ltd.                                     55,444            184,034
                                       QBE Insurance Group Ltd.                                           16,731            360,822

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Suncorp-Metway Ltd.                                                12,940      $      98,355
                                       Tower Australia Group Ltd.                                          3,094              7,195
                                                                                                                      -------------
                                                                                                                          1,017,894
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Fairfax Media Ltd.                                                 18,630             39,918
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                 Alumina Ltd.                                                          468              1,180
                                       BHP Billiton Ltd.                                                  41,990          1,086,309
                                       BlueScope Steel Ltd.                                               32,947            194,177
                                       Rio Tinto Ltd.                                                      4,413            297,358
                                       Sims Group Ltd.                                                     2,037             49,354
                                                                                                                      -------------
                                                                                                                          1,628,378
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Harvey Norman Holdings Ltd.                                         6,468             16,291
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%     Caltex Australia Ltd.                                               1,699             16,806
                                       Origin Energy Ltd.                                                  5,337             69,032
                                       Paladin Resources Ltd. (a)                                              1                  3
                                       Santos Ltd.                                                         8,986            137,498
                                       Woodside Petroleum Ltd.                                             4,449            179,521
                                                                                                                      -------------
                                                                                                                            402,860
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          CFS Retail Property Trust                                          75,879            137,677
(REITs) - 0.7%                         DB RREEF Trust                                                    119,535            140,609
                                       General Property Trust                                             85,079            124,365
                                       Goodman Group                                                      64,684            130,527
                                       Macquarie Office Trust                                                  1                  1
                                       Mirvac Group                                                       49,166            100,216
                                       Stockland                                                          41,820            187,742
                                       Westfield Group                                                    16,683            228,523
                                                                                                                      -------------
                                                                                                                          1,049,660
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Lend Lease Corp., Ltd.                                             18,462            136,181
Development - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Macquarie Airports Group                                                1                  2
                                       Macquarie Infrastructure Group                                          1                  2
                                       Transurban Group                                                   15,711             72,003
                                                                                                                      -------------
                                                                                                                             72,007
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Australia                                                   8,689,603
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                Erste Bank der Oesterreichischen Sparkassen AG                      4,592            228,610
                                       Raiffeisen International Bank Holding AG                              791             57,131
                                                                                                                      -------------
                                                                                                                            285,741
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              Verbund - Oesterreichische Elektrizitaetswirtschafts AG             2,647            162,901
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Vienna Insurance Group                                              2,018            100,742
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       Andritz AG                                                            568             24,518
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                 Voestalpine AG                                                      4,315            134,836
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Austria                                                       708,738
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                       Solvay SA                                                             104             12,766
                                       Umicore SA                                                         18,627            575,239
                                                                                                                      -------------
                                                                                                                            588,005
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                Dexia NV                                                            1,344      $      14,681
                                       KBC Bancassurance Holding                                           1,215            105,694
                                                                                                                      -------------
                                                                                                                            120,375
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Fortis                                                             25,376            156,772
                                       Groupe Bruxelles Lambert SA                                             3                259
                                       Nationale A Portefeuille                                              554             36,663
                                                                                                                      -------------
                                                                                                                            193,694
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Belgacom SA                                                         2,444             92,081
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%        Colruyt SA                                                            243             60,993
                                       Delhaize Group                                                      6,026            350,015
                                                                                                                      -------------
                                                                                                                            411,008
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                 UCB SA                                                              1,459             51,837
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Mobistar SA                                                           448             31,532
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Belgium                                                     1,488,532
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%     SeaDrill Ltd.                                                           1                 21
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Benfield Group Plc                                                  9,600             57,842
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                          Pacific Basin Shipping Ltd.                                        18,423             15,317
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%     Mongolia Energy Co. Ltd. (a)                                        1,352                728
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Yue Yuen Industrial Holdings Ltd.                                   9,500             25,951
Goods - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Bermuda                                                        99,859
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%        Foxconn International Holdings Ltd. (a)                               844                378
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Hutchison Telecommunications International Ltd. (a)                 1,000              1,117
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the Cayman Islands                                              1,495
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                       Carlsberg A/S                                                       1,125             85,774
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                       Novozymes A/S Class B                                                  25              2,228
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                Danske Bank A/S                                                     6,692            161,127
                                       Jyske Bank (a)                                                         50              2,517
                                       Sydbank A/S                                                           938             28,137
                                                                                                                      -------------
                                                                                                                            191,781
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%            Vestas Wind Systems A/S (a)                                         2,879            251,293
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                   Danisco A/S                                                           700             39,343
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Coloplast A/S Class B                                                 400             29,684
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                       TrygVesta A/S                                                         367             23,597
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                          AP Moller - Maersk A/S                                                  5             43,494
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                 Novo-Nordisk A/S Class B                                            7,066            366,318
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                     Dsv A/S                                                            29,910            476,178
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Denmark                                                     1,509,690
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%        Nokia Oyj                                                          64,887          1,210,233
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      YIT Oyj                                                                 1                 10
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              Fortum Oyj                                                          4,260      $     142,962
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%        Kesko Oyj Class B                                                       4                102
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Sampo Oyj                                                           6,300            143,336
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       Kone Oyj Class B                                                    2,160             58,785
                                       Metso Oyj                                                              18                441
                                       Wartsila Oyj                                                        1,201             50,596
                                                                                                                      -------------
                                                                                                                            109,822
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                 Outokumpu Oyj                                                       1,635             26,049
                                       Rautaruukki Oyj                                                     1,250             24,981
                                                                                                                      -------------
                                                                                                                             51,030
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%     Neste Oil Oyj                                                           2                 42
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%         Stora Enso Oyj Class R                                              8,600             84,031
                                       UPM-Kymmene Oyj                                                     7,700            120,138
                                                                                                                      -------------
                                                                                                                            204,169
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                 Orion Oyj                                                           1,287             21,805
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Finland                                                     1,883,511
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.3%             European Aeronautic Defense and Space Co.                             414              7,065
                                       Thales SA                                                           9,234            465,990
                                       Zodiac SA                                                             609             29,044
                                                                                                                      -------------
                                                                                                                            502,099
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                 Valeo SA                                                            1,077             32,592
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                     Peugeot SA                                                          2,075             78,095
                                       Renault SA                                                          2,464            157,029
                                                                                                                      -------------
                                                                                                                            235,124
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%               Cie de Saint-Gobain SA                                              6,933            358,633
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.1%                BNP Paribas SA                                                      9,576            914,099
                                       Credit Agricole SA                                                  6,233            120,046
                                       Natixis                                                            35,665            119,432
                                       Societe Generale SA                                                 4,887            438,996
                                                                                                                      -------------
                                                                                                                          1,592,573
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%  Suez Environnement SA (a)                                           1,179             29,030
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%        Alcatel SA                                                         14,598             56,256
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%      Bouygues                                                            1,399             63,375
                                       Vinci SA                                                           10,848            511,114
                                                                                                                      -------------
                                                                                                                            574,489
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          Lafarge SA                                                          2,075            218,472
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          France Telecom SA                                                  20,724            581,299
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%              Electricite de France SA                                           12,767            923,223
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%            Alstom                                                              2,988            226,817
                                       Legrand Promesses                                                   1,323             29,838
                                       Schneider Electric SA                                               1,702            146,158
                                                                                                                      -------------
                                                                                                                            402,813
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%     Compagnie Generale de Geophysique SA (a)                               61      $       1,935
                                       Technip SA                                                          1,487             83,556
                                                                                                                      -------------
                                                                                                                             85,491
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%        Carrefour SA                                                        6,406            302,086
                                       Casino Guichard Perrachon SA                                        4,566            407,420
                                                                                                                      -------------
                                                                                                                            709,506
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Cie Generale d'Optique Essilor International SA                       782             39,057
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%   Accor SA                                                            1,043             55,703
                                       Sodexho Alliance SA                                                 1,388             81,911
                                                                                                                      -------------
                                                                                                                            137,614
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                     Atos Origin SA                                                        886             38,992
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                       AXA SA                                                             17,392            569,315
                                       CNP Assurances                                                        540             60,993
                                       Scor SE                                                             2,542             49,429
                                                                                                                      -------------
                                                                                                                            679,737
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       Vallourec SA                                                          732            157,949
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.3%                           PagesJaunes Groupe SA                                               1,837             25,635
                                       Vivendi SA                                                         12,139            380,565
                                                                                                                      -------------
                                                                                                                            406,200
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                 GDF Suez                                                           14,018            729,303
                                       Suez SA                                                               900             44,223
                                       Veolia Environnement SA                                             3,026            124,493
                                                                                                                      -------------
                                                                                                                            898,019
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.1%     Total SA                                                           26,593          1,615,519
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%               L'Oreal SA                                                         10,473          1,027,646
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%                 Sanofi-Aventis                                                     12,575            826,748
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          ICADE                                                                   1                 81
(REITs) - 0.1%                         Unibail - Rodamco                                                     641            129,693
                                                                                                                      -------------
                                                                                                                            129,774
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         STMicroelectronics NV                                                 760              7,707
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                        Dassault Systemes SA                                                  935             50,099
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Christian Dior SA                                                     783             59,384
Goods - 0.7%                           LVMH Moet Hennessy Louis Vuitton SA                                11,554          1,014,366
                                                                                                                      -------------
                                                                                                                          1,073,750
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in France                                                     13,390,411
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.5%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                        Deutsche Lufthansa AG                                               3,598             70,335
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                 Continental AG (a)                                                  1,900            188,869
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.6%                     Bayerische Motoren Werke AG                                            13                504
                                       DaimlerChrysler AG                                                 20,142          1,000,107
                                       Volkswagen AG                                                       3,550          1,391,051
                                                                                                                      -------------
                                                                                                                          2,391,662
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                 Deutsche Bank AG Registered Shares                                  5,679            406,258
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                       BASF SE                                                            11,411      $     544,035
                                       K+S AG                                                              1,373             95,198
                                       Linde AG                                                                6                641
                                       Wacker Chemie AG                                                    1,798            256,697
                                                                                                                      -------------
                                                                                                                            896,571
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                Commerzbank AG                                                      9,091            134,763
                                       Deutsche Postbank AG                                                3,270            123,867
                                       Hypo Real Estate Holding AG                                            24                142
                                                                                                                      -------------
                                                                                                                            258,772
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Deutsche Boerse AG                                                  1,822            166,732
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Deutsche Telekom AG                                                34,121            518,202
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%              E.ON AG                                                             5,783            291,097
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%        Metro AG                                                           15,116            758,009
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Fresenius AG                                                          379             27,821
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Fresenius Medical Care AG                                           1,002             51,870
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%   TUI AG                                                              4,301             71,046
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%              Henkel KGaA                                                         1,902             58,334
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.7%        Siemens AG                                                         11,285          1,052,628
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                       Allianz AG Registered Shares                                        5,698            781,184
                                       Hannover Rueckversicherung AG Registered Shares                       854             31,255
                                       Muenchener Rueckversicherungs AG Registered Shares                  2,187            329,897
                                                                                                                      -------------
                                                                                                                          1,142,336
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%    United Internet AG                                                     10                107
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       MAN AG                                                              1,549            104,288
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                 ThyssenKrupp AG                                                     7,374            221,396
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                 RWE AG                                                              5,227            498,323
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                KarstadtQuelle AG (a)                                                   1                  3
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.0%               Beiersdorf AG                                                           8                506
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                 Bayer AG                                                           20,827          1,525,306
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               IVG Immobilien AG                                                       1                 10
Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Infineon Technologies AG (a)                                        1,564              8,683
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                        SAP AG                                                              8,380            446,309
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Hamburger Hafen und Logistik AG                                         2                119
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Germany                                                    11,155,592
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                 Marfin Investment Group SA                                          7,666             54,994
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                Alpha Bank AE                                                       5,774            125,706
                                       EFG Eurobank Ergasias SA                                                1                 18
                                       National Bank of Greece SA                                          7,223            292,708
                                       Piraeus Bank SA                                                       806             16,782
                                                                                                                      -------------
                                                                                                                            435,214
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Hellenic Telecommunications Organization SA                            16      $         288
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%   OPAP SA                                                            14,566            447,089
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%     Hellenic Petroleum SA                                               1,450             15,451
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Greece                                                        953,036
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                BOC Hong Kong Holdings Ltd.                                         2,503              4,475
                                       Bank of East Asia Ltd.                                             50,600            159,280
                                       Hang Seng Bank Ltd.                                                16,800            317,589
                                       Wing Hang Bank Ltd.                                                12,000             92,197
                                       Wing Lung Bank                                                      4,900             97,955
                                                                                                                      -------------
                                                                                                                            671,496
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%  Hong Kong Exchanges and Clearing Ltd.                              19,000            234,012
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%              CLP Holdings Ltd.                                                  18,000            145,201
                                       HongKong Electric Holdings Ltd.                                     5,000             31,405
                                                                                                                      -------------
                                                                                                                            176,606
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                   The Hong Kong & China Gas Ltd.                                     17,100             39,034
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%        Hutchison Whampoa Ltd.                                             19,000            145,930
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                          Orient Overseas International Ltd.                                    159                407
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Television Broadcasts Ltd.                                          3,000             12,740
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          The Link REIT                                                       1,500              3,118
(REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Cheung Kong Holdings Ltd.                                          11,000            124,614
Development - 0.7%                     Chinese Estates Holdings Ltd.                                      62,000             76,828
                                       Hang Lung Group Ltd.                                                    7                 22
                                       Hang Lung Properties Ltd.                                          30,000             70,621
                                       Hopewell Holdings Ltd.                                              9,321             33,851
                                       Hysan Development Co. Ltd.                                         50,000            130,154
                                       New World Development Ltd.                                        101,000            112,488
                                       Sun Hung Kai Properties Ltd.                                       29,000            298,839
                                       Swire Pacific Ltd. Class A                                         11,500            101,087
                                       Wharf Holdings Ltd.                                                   875              2,500
                                       Wheelock and Co., Ltd.                                             13,000             23,580
                                                                                                                      -------------
                                                                                                                            974,584
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                     MTR Corp.                                                             500              1,476
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         ASM Pacific Technology Ltd.                                           500              2,890
Equipment - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                Esprit Holdings Ltd.                                                3,700             22,935
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Hong Kong                                                   2,285,228
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                        Ryanair Holdings Plc (a)                                              139                443
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                Allied Irish Banks Plc                                              1,304             10,521
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          CRH Plc                                                             7,067            149,852
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                   Kerry Group Plc                                                     2,047             59,969
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                       Irish Life & Permanent Plc                                          4,473             31,206
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                 Elan Corp. Plc (a)                                                 21,503      $     227,605
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Ireland                                                       479,596
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%             Finmeccanica SpA                                                      101              2,189
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                     Fiat SpA                                                            5,516             74,179
                                       Fiat SpA (Non-Convertible Savings Shares)                           3,700             28,742
                                                                                                                      -------------
                                                                                                                            102,921
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                 Mediobanca SpA                                                        390              5,293
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.9%                Banca Popolare di Milano Scrl                                       7,551             64,023
                                       Banco Popolare SpA                                                  3,483             54,106
                                       Intesa Sanpaolo SpA                                               105,501            580,210
                                       Unicredit SpA                                                     138,594            518,349
                                       Unione Di Banche Italiane ScpA                                      4,551             99,697
                                                                                                                      -------------
                                                                                                                          1,316,385
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  IFIL-Investments SpA                                               24,013            108,892
                                       Instituto Finanziario Industriale SpA
                                       (Preference Shares) (a)                                               844              9,323
                                                                                                                      -------------
                                                                                                                            118,215
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telecom Italia SpA                                                138,806            206,581
Services - 0.7%                        Telecom Italia SpA (Non-Convertible Savings Shares)               752,715            853,237
                                                                                                                      -------------
                                                                                                                          1,059,818
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%              Enel SpA                                                          156,072          1,302,837
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%            Prysmian SpA                                                        1,556             30,608
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                   Parmalat SpA                                                            1                  2
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                       Assicurazioni Generali SpA                                         11,491            381,467
                                       Fondiaria-Sai SpA                                                   1,872             44,186
                                       Mediolanum SpA                                                          1                  5
                                       Unipol SpA (Preference Shares)                                          1                  2
                                                                                                                      -------------
                                                                                                                            425,660
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.6%     Eni SpA                                                            36,909            978,310
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Italy                                                       5,342,238
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.0%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%         Yamato Transport Co., Ltd.                                          1,000             11,200
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.5%                 Aisin Seiki Co., Ltd.                                               2,500             61,225
                                       Denso Corp.                                                         3,100             76,036
                                       Stanley Electric Co., Ltd.                                          2,100             30,807
                                       Sumitomo Rubber Industries, Ltd.                                      100                891
                                       Toyoda Gosei Co., Ltd.                                                900             15,292
                                       Toyota Industries Corp.                                            22,400            565,299
                                                                                                                      -------------
                                                                                                                            749,550
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.7%                     Daihatsu Motor Co., Ltd.                                            2,605             28,499
                                       Fuji Heavy Industries Ltd.                                          8,000             40,523
                                       Honda Motor Co., Ltd.                                              17,500            530,823
                                       Isuzu Motors Ltd.                                                  18,000             50,022
                                       Mazda Motor Corp.                                                  13,000             52,943
                                       Mitsubishi Motors Corp. (a)                                             6                 10

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Nissan Motor Co., Ltd.                                             25,700      $     173,778
                                       Suzuki Motor Corp.                                                  4,900             90,793
                                       Toyota Motor Corp.                                                 36,200          1,547,641
                                       Yamaha Motor Co., Ltd.                                              2,800             38,243
                                                                                                                      -------------
                                                                                                                          2,553,275
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                       Asahi Breweries Ltd.                                                5,400             94,643
                                       Coca-Cola West Holdings Co., Ltd.                                     800             18,078
                                       Kirin Holdings Co., Ltd.                                           67,000            880,315
                                                                                                                      -------------
                                                                                                                            993,036
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%               Asahi Glass Co., Ltd.                                              14,000            123,069
                                       Daikin Industries Ltd.                                              1,100             37,101
                                       JS Group Corp.                                                      3,700             46,579
                                       Nippon Sheet Glass Co., Ltd.                                        8,000             41,431
                                                                                                                      -------------
                                                                                                                            248,180
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                 Daiwa Securities Group, Inc.                                        4,000             29,135
                                       Jafco Co., Ltd.                                                     2,400             90,462
                                       Nomura Holdings, Inc.                                              18,200            237,512
                                       Shinko Securities Co., Ltd.                                         7,000             19,765
                                                                                                                      -------------
                                                                                                                            376,874
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                       Asahi Kasei Corp.                                                  16,000             67,319
                                       DIC Corp.                                                           8,000             15,151
                                       Denki Kagaku Kogyo Kabushiki Kaisha                                 7,000             18,416
                                       Hitachi Chemical Co., Ltd.                                          1,500             20,129
                                       JSR Corp.                                                             100              1,334
                                       Kaneka Corp.                                                        4,000             22,097
                                       Kuraray Co., Ltd.                                                   4,500             44,731
                                       Mitsubishi Chemical Holdings Corp.                                 15,000             79,286
                                       Mitsubishi Gas Chemical Co., Inc.                                   5,000             24,181
                                       Mitsui Chemicals, Inc.                                             14,000             61,720
                                       Nippon Sanso Corp.                                                  4,000             31,688
                                       Nissan Chemical Industries Ltd.                                     2,000             18,365
                                       Nitto Denko Corp.                                                   2,300             58,513
                                       Sumitomo Chemical Co., Ltd.                                         6,000             26,506
                                       Toray Industries, Inc.                                             19,000             89,201
                                                                                                                      -------------
                                                                                                                            578,637
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%                The 77 Bank Ltd.                                                   11,000             55,466
                                       Aozora Bank Ltd.                                                   38,000             59,570
                                       The Chugoku Bank Ltd.                                               2,000             27,909
                                       Chuo Mitsui Trust Holdings, Inc.                                   14,000             75,582
                                       Fukuoka Financial Group, Inc.                                         454              1,671
                                       The Gunma Bank Ltd.                                                 4,000             22,810
                                       The Hachijuni Bank Ltd.                                             5,000             26,524
                                       The Hiroshima Bank Ltd.                                            31,000            114,832
                                       Hokuhoku Financial Group, Inc.                                     16,000             35,705
                                       The Joyo Bank Ltd.                                                 10,000             45,524
                                       Mitsubishi UFJ Financial Group, Inc.                              154,012          1,343,023

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Mizuho Financial Group, Inc.                                          146      $     638,480
                                       The Nishi-Nippon City Bank Ltd.                                    35,000             87,395
                                       Resona Holdings, Inc.                                                 119            160,535
                                       Sumitomo Mitsui Financial Group, Inc.                                 106            664,584
                                       The Sumitomo Trust & Banking Co., Ltd.                             17,000            113,262
                                       Suruga Bank Ltd.                                                   11,000            128,038
                                       The Yasuda Trust & Banking Co., Ltd.                               58,000             79,580
                                                                                                                      -------------
                                                                                                                          3,680,490
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%  Dai Nippon Printing Co., Ltd.                                      15,000            202,326
                                       Toppan Printing Co., Ltd.                                           7,000             54,591
                                                                                                                      -------------
                                                                                                                            256,917
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%         Fujitsu Ltd.                                                       26,000            146,171
                                       NEC Corp.                                                          25,000            106,853
                                       Seiko Epson Corp.                                                   1,800             41,860
                                       Toshiba Corp.                                                       7,000             30,529
                                                                                                                      -------------
                                                                                                                            325,413
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      Kajima Corp.                                                       12,000             36,251
                                       Kinden Corp.                                                        1,000              9,526
                                       Taisei Corp.                                                        1,000              2,610
                                                                                                                      -------------
                                                                                                                             48,387
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                Acom Co., Ltd.                                                      1,820             62,201
                                       Aiful Corp.                                                         7,950             61,512
                                       ORIX Corp.                                                          1,250            156,510
                                       Takefuji Corp.                                                      5,980             77,819
                                                                                                                      -------------
                                                                                                                            358,042
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%          Toyo Seikan Kaisha Ltd.                                               100              1,535
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%   Benesse Corp.                                                       1,100             44,929
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%  Diamond Lease Co., Ltd.                                                10                327
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%              Chubu Electric Power Co., Inc.                                     13,500            318,097
                                       Chugoku Electric Power Co.                                          3,900             79,956
                                       Hokkaido Electric Power Co., Inc.                                   2,900             60,553
                                       Hokuriku Electric Power                                             2,202             52,987
                                       The Kansai Electric Power Co., Inc.                                10,100            224,710
                                       Kyushu Electric Power Co., Inc.                                     5,200            108,392
                                       Shikoku Electric Power Co., Inc.                                    2,600             65,303
                                       Tohoku Electric Power Co., Inc.                                    10,400            223,543
                                       The Tokyo Electric Power Co., Inc.                                 20,900            514,232
                                                                                                                      -------------
                                                                                                                          1,647,773
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%            Furukawa Electric Co., Ltd.                                         9,000             39,743
                                       Mitsubishi Electric Corp.                                          27,000            182,171
                                       Sumitomo Electric Industries Ltd.                                  19,100            207,888
                                                                                                                      -------------
                                                                                                                            429,802
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Citizens Holding Co., Ltd.                                            130                901
Instruments - 1.2%                     Fuji Photo Film Co., Ltd.                                           9,300            239,762
                                       Hitachi High-Technologies Corp.                                     1,100             21,813
                                       Hitachi Ltd.                                                      159,000          1,073,405

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Hoya Corp.                                                          5,700      $     113,075
                                       Ibiden Co., Ltd.                                                    1,700             41,385
                                       Kyocera Corp.                                                       1,000             75,906
                                       Murata Manufacturing Co., Ltd.                                      1,200             48,445
                                       Nidec Corp.                                                         1,500             92,278
                                       Nippon Electric Glass Co.                                           9,000             81,526
                                       TDK Corp.                                                             400             20,034
                                       Yaskawa Electric Corp.                                              3,000             17,083
                                                                                                                      -------------
                                                                                                                          1,825,613
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%        Seven & I Holdings Co., Ltd.                                       14,936            429,110
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                   Meiji Dairies Corp.                                                 4,000             21,385
                                       Nippon Meat Packers, Inc.                                          45,000            682,387
                                                                                                                      -------------
                                                                                                                            703,772
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                   Toho Gas Co., Ltd.                                                  7,000             38,608
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Terumo Corp.                                                        2,400            125,195
Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Alfresa Holdings Corp.                                                400             19,363
Services - 0.0%                        Mediceo Paltac Holdings Co., Ltd.                                   2,000             24,468
                                                                                                                      -------------
                                                                                                                             43,831
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%              Casio Computer Co., Ltd.                                            3,500             32,861
                                       Makita Corp.                                                        1,800             36,874
                                       Panasonic Corp.                                                    31,000            534,425
                                       Sharp Corp.                                                        14,000            152,979
                                       Sony Corp.                                                         16,800            518,072
                                                                                                                      -------------
                                                                                                                          1,275,211
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%              Kao Corp.                                                           4,000            107,270
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.3%                     NTT Data Corp.                                                         89            351,863
                                       Nomura Research Institute Ltd.                                      1,700             34,988
                                                                                                                      -------------
                                                                                                                            386,851
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          Electric Power Development Co.                                      1,800             58,127
Energy Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                       Aioi Insurance Co., Ltd.                                           25,000            124,698
                                       Mitsui Sumitomo Insurance Group Holdings, Inc.                      2,800             95,361
                                       Sompo Japan Insurance, Inc.                                         1,000              8,488
                                       T&D Holdings, Inc.                                                    950             50,180
                                       Tokio Marine Holdings, Inc.                                        12,233            449,120
                                                                                                                      -------------
                                                                                                                            727,847
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%    Yahoo! Japan Corp.                                                      1                327
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%    Namco Bandai Holdings, Inc.                                         2,800             30,782
                                       Nikon Corp.                                                         2,000             47,978
                                       Shimano, Inc.                                                         900             30,983
                                       Yamaha Corp.                                                          100              1,705
                                                                                                                      -------------
                                                                                                                            111,448
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.3%                       Amada Co., Ltd.                                                     5,000             27,459
                                       Hitachi Construction Machinery Co., Ltd.                            1,600             39,547
                                       IHI Corp.                                                           1,000              1,571

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       JTEKT Corp.                                                         2,500      $      28,524
                                       Kawasaki Heavy Industries Ltd.                                      2,000              4,267
                                       Komatsu Ltd.                                                        8,000            130,972
                                       Kubota Corp.                                                       17,000            107,227
                                       Minebea Co., Ltd.                                                   5,000             18,753
                                       Mitsubishi Heavy Industries Ltd.                                    1,000              4,343
                                       Sumitomo Heavy Industries Ltd.                                      7,000             33,374
                                       THK Co., Ltd.                                                       1,600             24,896
                                                                                                                      -------------
                                                                                                                            420,933
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                          Kawasaki Kisen Kaisha Ltd.                                          1,000              6,187
                                       Mitsui OSK Lines Ltd.                                              16,000            139,014
                                       Nippon Yusen Kabushiki Kaisha                                       5,000             32,593
                                                                                                                      -------------
                                                                                                                            177,794
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Fuji Media Holdings, Inc.                                               1              1,290
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                 Daido Steel Co., Ltd.                                               4,000             21,170
                                       Hitachi Metals Ltd.                                                 2,474             29,569
                                       JFE Holdings, Inc.                                                  9,600            297,755
                                       Kobe Steel Ltd.                                                    37,000             74,454
                                       Mitsubishi Materials Corp.                                        213,100            669,350
                                       Nippon Steel Corp.                                                 92,000            347,314
                                       Nisshin Steel Co., Ltd.                                            11,000             21,279
                                       Sumitomo Metal Industries Ltd.                                        300                930
                                       Tokyo Steel Manufacturing Co., Ltd.                                   100              1,105
                                       Yamato Kogyo Co., Ltd.                                                600             20,965
                                                                                                                      -------------
                                                                                                                          1,483,891
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Isetan Mitsukoshi Holdings Ltd.                                     3,482             40,855
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.7%              Brother Industries Ltd.                                             3,002             31,786
                                       Canon, Inc.                                                        17,300            655,858
                                       Ricoh Co., Ltd.                                                    29,000            407,768
                                                                                                                      -------------
                                                                                                                          1,095,412
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%     Cosmo Oil Co., Ltd.                                                    35                 83
                                       Idemitsu Kosan Co., Ltd.                                              300             24,296
                                       Inpex Corp.                                                            11             93,483
                                       Showa Shell Sekiyu KK                                               2,600             25,323
                                       TonenGeneral Sekiyu KK                                              4,000             32,853
                                                                                                                      -------------
                                                                                                                            176,038
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%         Nippon Paper Group, Inc.                                                1              2,922
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%               Shiseido Co., Ltd.                                                  5,000            111,967
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                 Astellas Pharma, Inc.                                               7,100            298,336
                                       Chugai Pharmaceutical Co., Ltd.                                     7,900            128,735
                                       Daiichi Sankyo Co., Ltd.                                            6,700            172,635
                                       Dainippon Pharma Co., Ltd.                                          2,000             16,384
                                       Eisai Co., Ltd.                                                     1,100             42,955
                                       Hisamitsu Pharmaceutical Co., Ltd.                                    900             39,391
                                       Mitsubishi Tanabe Pharma Corp.                                      3,000             41,694
                                       Ono Pharmacecutical Co., Ltd.                                       1,300             60,924

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       Takeda Pharmaceutical Co., Ltd.                                    13,700      $     689,803
                                                                                                                      -------------
                                                                                                                          1,490,857
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          Japan Prime Realty Investment Corp.                                    26             61,648
(REITs) - 0.2%                         Japan Real Estate Investment Corp.                                      5             40,347
                                       Japan Retail Fund Investment Corp.                                     24             98,675
                                       Nippon Building Fund, Inc.                                              7             67,670
                                       Nomura Real Estate Office Fund, Inc.                                    3             20,500
                                                                                                                      -------------
                                                                                                                            288,840
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Daito Trust Construction Co., Ltd.                                  1,100             40,912
Development - 0.6%                     Leopalace21 Corp.                                                  10,800             83,511
                                       Mitsubishi Estate Co., Ltd.                                        20,000            394,103
                                       Mitsui Fudosan Co., Ltd.                                           12,000            231,863
                                       Sumitomo Realty & Development Co., Ltd.                             2,000             43,557
                                       Tokyo Tatemono Co., Ltd.                                           16,000             76,089
                                       Tokyu Land Corp.                                                   23,000             85,492
                                                                                                                      -------------
                                                                                                                            955,527
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                     Keio Electric Railway Co., Ltd.                                     6,000             32,312
                                       Kintetsu Corp.                                                      1,000              3,485
                                       Nippon Express Co., Ltd.                                           10,000             44,642
                                       Tokyu Corp.                                                        35,000            167,215
                                       West Japan Railway Co.                                                 45            192,711
                                                                                                                      -------------
                                                                                                                            440,365
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Advantest Corp.                                                       100              2,115
Equipment - 0.3%                       Rohm Co., Ltd.                                                        200             11,001
                                       Sumco Corp.                                                        25,000            395,696
                                                                                                                      -------------
                                                                                                                            408,812
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                        Nintendo Co., Ltd.                                                  1,500            636,261
                                       Oracle Corp. Japan                                                    100              4,551
                                       Square Enix Holdings Co., Ltd.                                        703             20,559
                                       Trend Micro, Inc.                                                   3,000            113,707
                                                                                                                      -------------
                                                                                                                            775,078
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                USS Co., Ltd.                                                          10                643
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    Itochu Corp.                                                       67,000            403,619
Distributors - 1.2%                    Marubeni Corp.                                                     23,000            104,259
                                       Mitsubishi Corp.                                                   42,500            886,556
                                       Mitsui & Co., Ltd.                                                 15,000            186,215
                                       Sojitz Corp.                                                       16,300             37,779
                                       Sumitomo Corp.                                                     15,200            141,723
                                                                                                                      -------------
                                                                                                                          1,760,151
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             KDDI Corp.                                                            169            957,329
Services - 1.4%                        NTT DoCoMo, Inc.                                                      552            883,585
                                       Softbank Corp.                                                     14,200            185,049
                                                                                                                      -------------
                                                                                                                          2,025,963
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Japan                                                      29,794,915
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           SES Global                                                            463              9,584
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                 ArcelorMittal                                                      22,818      $   1,155,889
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Luxembourg                                                  1,165,473
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%         TNT NV                                                              2,528             70,042
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                       Heineken Holding NV                                                 1,575             61,832
                                       Heineken NV                                                             8                321
                                                                                                                      -------------
                                                                                                                             62,153
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                       Akzo Nobel NV                                                       7,363            353,488
                                       Koninklijke DSM NV                                                  1,979             93,606
                                                                                                                      -------------
                                                                                                                            447,094
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%  ING Groep NV CVA                                                   27,009            579,012
                                       SNS Reaal                                                           1,911             21,809
                                                                                                                      -------------
                                                                                                                            600,821
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Koninklijke KPN NV                                                 38,758            559,739
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%     Fugro NV                                                                1                 59
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%        Koninklijke Ahold NV                                               19,349            223,514
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                   Unilever NV                                                        23,147            651,561
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%        Koninklijke Philips Electronics NV                                 27,074            734,585
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Aegon NV                                                           10,012             88,579
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                           Reed Elsevier NV                                                    5,815             86,265
                                       Wolters Kluwer NV                                                   4,316             87,477
                                                                                                                      -------------
                                                                                                                            173,742
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          Corio NV                                                              634             45,044
(REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         ASML Holding NV                                                     6,278            109,718
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Koninklijke Boskalis Westminster NV                                   816             38,678
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the Netherlands                                             3,805,329
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%          Fletcher Building Ltd.                                              3,293             14,877
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telecom Corp. of New Zealand Ltd.                                  26,671             49,338
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%   Sky City Ltd.                                                           1                  2
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%   Auckland International Airport Ltd.                                    44                 58
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in New Zealand                                                    64,275
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                       Yara International ASA                                              2,725             96,982
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%            Renewable Energy Corp. ASA (a)                                         12                222
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%     Acergy SA                                                              72                728
                                       Aker Solutions ASA                                                  2,326             37,666
                                       Petroleum Geo-Services ASA (a)                                      2,486             32,851
                                                                                                                      -------------
                                                                                                                             71,245
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%        Orkla ASA                                                           3,690             33,957
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                       Storebrand ASA                                                      5,600             33,283
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%                 Norsk Hydro ASA                                                    88,114            596,111
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%     Frontline Ltd.                                                        750      $      35,420
                                       Statoilhydro ASA                                                   16,024            380,784
                                                                                                                      -------------
                                                                                                                            416,204
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Norway                                                      1,248,004
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Portugal Telecom SGPS SA Registered Shares                         48,120            483,900
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%              Energias de Portugal SA                                             2,596             10,895
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Zon Multimedia Servicos de Telecomunicacoes e
                                       Multimedia SGPS SA                                                    878              6,493
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Portugal                                                      501,288
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                        Singapore Airlines Ltd.                                             7,466             75,003
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                DBS Group Holdings Ltd.                                            10,000            119,172
                                       Oversea-Chinese Banking Corp.                                      20,134            101,657
                                       United Overseas Bank Ltd.                                          10,000            119,548
                                                                                                                      -------------
                                                                                                                            340,377
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                    Jardine Cycle & Carriage Ltd.                                       2,099             23,089
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Singapore Telecommunications Ltd.                                 100,726            230,233
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Venture Corp. Ltd.                                                  3,000             16,321
Instruments - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Parkway Holdings Ltd.                                              10,266             13,599
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%        Keppel Corp. Ltd.                                                  50,912            281,330
                                       SembCorp Industries Ltd.                                           12,000             27,491
                                                                                                                      -------------
                                                                                                                            308,821
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.3%                       Cosco Corp. (Singapore) Ltd.                                      420,000            450,765
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                           Singapore Press Holdings Ltd.                                      23,000             64,169
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          Ascendas Real Estate Investment Trust                              16,000             21,136
(REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               CapitaLand Ltd.                                                     1,000              2,180
Development - 0.0%                     Keppel Land Ltd.                                                    5,000              9,987
                                       UOL Group Ltd.                                                      8,000             14,149
                                       Yanlord Land Group Ltd.                                                 1                  1
                                                                                                                      -------------
                                                                                                                             26,317
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    Noble Group Ltd.                                                   21,800             20,746
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Singapore                                                   1,590,576
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                        Iberia Lineas Aereas de Espana                                     31,020             75,508
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                Banco Bilbao Vizcaya Argentaria SA                                 49,166            795,048
                                       Banco de Sabadell SA                                               26,423            205,361
                                       Banco Popular Espanol SA                                           20,411            243,125
                                       Banco Santander SA                                                 81,919          1,228,317
                                       Bankinter SA                                                        2,673             33,600
                                                                                                                      -------------
                                                                                                                          2,505,451
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      Grupo Ferrovial SA                                                     52      $       2,390
                                       Sacyr Vallehermoso SA                                                   8                133
                                                                                                                      -------------
                                                                                                                              2,523
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Criteria Caixacorp. SA                                             12,296             59,118
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telefonica SA                                                      56,959          1,354,343
Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%              Iberdrola SA                                                        8,501             86,361
                                       Union Fenosa SA                                                    35,507            868,071
                                                                                                                      -------------
                                                                                                                            954,432
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%            Gamesa Corp. Tecnologica SA                                         5,070            173,708
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   Iberdrola Renovables (a)                                                1                  4
Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                       Corp. Mapfre SA                                                    34,272            149,816
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       Zardoya Otis SA                                                         1                 22
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                           Gestevision Telecinco SA                                                1                 10
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.7%     Repsol YPF SA                                                      37,038          1,097,652
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Spain                                                       6,372,587
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%               Assa Abloy AB Series B                                                 14                170
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%                Nordea Bank AB                                                     40,100            478,752
                                       Skandinaviska Enskilda Banken AB Class A                           13,515            210,797
                                       Svenska Handelsbanken Class A                                      11,500            257,557
                                       Swedbank AB-A Shares                                               12,400            162,112
                                                                                                                      -------------
                                                                                                                          1,109,218
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%  Securitas AB                                                           48                541
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%        Telefonaktiebolaget LM Ericsson                                        22                209
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%      Skanska AB Class B                                                 24,284            276,406
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%  Investor AB                                                        12,200            228,456
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Tele2 AB                                                            4,000             45,649
Services - 0.1%                        TeliaSonera AB                                                     18,005            102,323
                                                                                                                      -------------
                                                                                                                            147,972
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Getinge AB Class B                                                     23                474
Supplies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%              Electrolux AB                                                           1                 12
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.5%                       Alfa Laval AB                                                       5,600             57,949
                                       Atlat Copco AB Class A                                                 25                284
                                       Scania AB                                                          54,926            676,478
                                       Volvo AB B Shares                                                   5,599             50,585
                                                                                                                      -------------
                                                                                                                            785,296
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                 Boliden AB                                                            367              1,543
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%         Svenska Cellulosa AB                                                7,895             83,635
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.5%                Hennes & Mauritz AB B Shares                                       17,925            733,954
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                         Swedish Match AB                                                   17,069            298,373
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Millicom International Cellular SA (b)                                143              9,874
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Sweden                                                      3,676,133
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%               Geberit AG                                                            577      $      70,762
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%                 Credit Suisse Group AG                                             13,975            652,660
                                       EFG International AG                                                  749             21,624
                                       Julius Baer Holding AG Class B                                      4,870            242,187
                                       UBS AG (a)                                                         39,598            676,827
                                                                                                                      -------------
                                                                                                                          1,593,298
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                       Syngenta AG                                                         1,580            333,197
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%         Logitech International SA (a)                                      13,183            300,926
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          Holcim Ltd.                                                         1,833            134,343
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%  Pargesa Holding SA                                                    380             32,704
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%            ABB Ltd.                                                           28,335            549,088
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                   Nestle SA Registered Shares                                        57,246          2,474,031
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Nobel Biocare Holding AG                                            4,485            150,017
Supplies - 0.2%                        Sonova Holding AG                                                     703             45,834
                                       Synthes, Inc.                                                         862            119,251
                                                                                                                      -------------
                                                                                                                            315,102
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                       Swiss Life Holding                                                    506             73,464
                                       Swiss Reinsurance Co. Registered Shares                             3,497            194,103
                                       Zurich Financial Services AG                                        2,611            723,040
                                                                                                                      -------------
                                                                                                                            990,607
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                       Schindler Holding AG                                                  740             44,547
                                       Sulzer AG                                                               1                106
                                                                                                                      -------------
                                                                                                                             44,653
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                          Kuehne & Nagel International AG                                       784             52,311
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.9%                 Novartis AG Registered Shares                                      48,464          2,551,608
                                       Roche Holding AG                                                   11,174          1,749,199
                                                                                                                      -------------
                                                                                                                          4,300,807
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%           Adecco SA Registered Shares                                         1,785             77,543
                                       SGS SA                                                                 66             77,676
                                                                                                                      -------------
                                                                                                                            155,219
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Compagnie Financiere Richemont AG                                   7,926            350,198
Goods - 0.4%                           The Swatch Group Ltd. Bearer Shares                                   657            121,272
                                       The Swatch Group Ltd. Registered Shares                             1,535             51,433
                                                                                                                      -------------
                                                                                                                            522,903
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Switzerland                                                11,869,951
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 20.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%             BAE Systems Plc                                                    49,645            365,978
                                       Cobham Plc                                                         15,313             52,053
                                       Meggitt Plc                                                            40                135
                                       Rolls-Royce Group Plc                                              25,188            152,512
                                                                                                                      -------------
                                                                                                                            570,678
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                        British Airways Plc                                                 8,039             24,525
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                 GKN Plc                                                                42                149
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                       Diageo Plc                                                         35,315      $     602,452
                                       SABMiller Plc                                                          15                293
                                                                                                                      -------------
                                                                                                                            602,745
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%                 ICAP Plc                                                           19,239            124,091
                                       Investec Plc                                                       19,087            104,289
                                       Man Group Plc                                                      38,433            234,858
                                       Schroders Plc                                                       7,108            131,128
                                                                                                                      -------------
                                                                                                                            594,366
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                       Johnson Matthey Plc                                                 2,783             67,703
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%                Alliance & Leicester Plc                                           26,255            128,004
                                       Barclays Plc                                                       97,983            582,157
                                       HBOS Plc                                                          119,282            270,623
                                       HSBC Holdings Plc                                                 165,545          2,678,217
                                       Lloyds TSB Group Plc                                               84,066            337,800
                                       Royal Bank of Scotland Group Plc                                  203,177            655,428
                                       Standard Chartered Plc                                             23,535            579,089
                                                                                                                      -------------
                                                                                                                          5,231,318
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%  Group 4 Securicor Plc                                              17,872             64,629
                                       Serco Group Plc                                                   107,470            700,894
                                                                                                                      -------------
                                                                                                                            765,523
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      Balfour Beatty Plc                                                  6,331             34,399
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  London Stock Exchange Group Plc                                     6,289             99,583
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%              British Energy Group Plc                                           13,889            188,733
                                       Scottish & Southern Energy Plc                                     19,330            491,864
                                                                                                                      -------------
                                                                                                                            680,597
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.0%     Amec Plc                                                            4,064             46,615
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%        J Sainsbury Plc                                                    17,916            112,361
                                       William Morrison Supermarkets Plc                                  12,838             59,702
                                                                                                                      -------------
                                                                                                                            172,063
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.7%                   Cadbury Plc                                                            11                111
                                       Tate & Lyle Plc                                                     2,575             17,690
                                       Unilever Plc                                                       36,632            996,050
                                                                                                                      -------------
                                                                                                                          1,013,851
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Smith & Nephew Plc                                                 12,630            133,390
Supplies - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.7%   Carnival Plc                                                        2,312             68,909
                                       Compass Group Plc                                                  25,668            159,192
                                       Enterprise Inns Plc                                                     7                 23
                                       Rank Group Plc                                                     11,000             14,002
                                       TUI Travel Plc                                                      7,943             30,713
                                       Whitbread Plc                                                      43,511            822,961
                                                                                                                      -------------
                                                                                                                          1,095,800
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%              Berkeley Group Holdings Plc                                         3,102             42,386
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%              Reckitt Benckiser Plc                                              20,658          1,001,596
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   Drax Group Plc                                                      4,690             63,148
Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%        Smiths Group Plc                                                   46,454      $     842,363
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                       Aviva Plc                                                          26,244            228,275
                                       Friends Provident Plc                                              94,687            161,044
                                       Legal & General Group Plc                                         140,042            252,737
                                       Old Mutual Plc                                                    139,725            195,575
                                       Prudential Plc                                                     36,942            336,835
                                       Royal & Sun Alliance Insurance Group                               80,700            215,762
                                       Standard Life Plc                                                  53,588            233,615
                                                                                                                      -------------
                                                                                                                          1,623,843
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%       Home Retail Group                                                   8,760             36,917
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.4%                       Enodis Plc                                                          9,600             54,050
                                       Invensys Plc (a)                                                  124,682            463,275
                                                                                                                      -------------
                                                                                                                            517,325
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                           British Sky Broadcasting Plc                                       56,362            419,327
                                       ITV Plc                                                           228,701            171,747
                                       Pearson Plc                                                         2,344             25,394
                                       Thomson Reuters Plc                                                     6                134
                                       United Business Media Ltd.                                          3,382             29,791
                                                                                                                      -------------
                                                                                                                            646,393
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                 Anglo American Plc                                                 37,900          1,280,242
                                       Antofagasta Plc                                                     5,483             39,829
                                       Kazakhmys Plc                                                       2,869             30,130
                                       Lonmin Plc                                                          3,300            134,966
                                       Rio Tinto Plc Registered Shares                                     2,721            170,767
                                       Xstrata Plc                                                         2,998             93,431
                                                                                                                      -------------
                                                                                                                          1,749,365
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                 Centrica Plc                                                       52,031            292,764
                                       United Utilities Group Plc                                          9,423            116,939
                                                                                                                      -------------
                                                                                                                            409,703
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                Marks & Spencer Group Plc                                               9                 33
                                       Next Plc                                                            2,882             53,139
                                                                                                                      -------------
                                                                                                                             53,172
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.3%     BG Group Plc                                                       86,625          1,571,028
                                       BP Plc                                                            294,156          2,449,805
                                       Cairn Energy Plc (a)                                                    2                 75
                                       Hunting Plc                                                         4,100             45,116
                                       Royal Dutch Shell Plc                                              46,148          1,332,768
                                       Royal Dutch Shell Plc Class B                                      38,267          1,075,023
                                       Tullow Oil Plc                                                         12                153
                                                                                                                      -------------
                                                                                                                          6,473,968
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%                 AstraZeneca Plc                                                    24,780          1,084,355
                                       GlaxoSmithKline Plc                                                71,834          1,556,110
                                       Shire Ltd.                                                             19                300
                                                                                                                      -------------
                                                                                                                          2,640,765
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                      Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%           Capita Group  Plc                                                   8,635      $     107,468
                                       Experian Group Ltd.                                                    16                106
                                       Hays Plc                                                                1                  1
                                                                                                                      -------------
                                                                                                                            107,575
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          British Land Co. Plc                                               14,701            198,296
(REITs) - 0.4%                         Land Securities Group Plc                                           2,136             48,242
                                       Liberty International Plc                                           7,765            134,269
                                       Segro Plc                                                          19,907            150,090
                                                                                                                      -------------
                                                                                                                            530,897
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                     National Express Group Plc                                          1,664             24,062
                                       Stagecoach Group Plc                                                7,889             35,851
                                                                                                                      -------------
                                                                                                                             59,913
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%                The Carphone Warehouse Plc                                         78,051            241,053
                                       Kingfisher Plc                                                    321,973            767,564
                                                                                                                      -------------
                                                                                                                          1,008,617
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Burberry Group Plc                                                  5,378             38,028
Goods - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                         British American Tobacco Plc                                       20,905            682,488
                                       Imperial Tobacco Group Plc                                              7                225
                                                                                                                      -------------
                                                                                                                            682,713
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                 Severn Trent Plc                                                    3,264             79,199
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Vodafone Group Plc                                                286,066            631,754
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the United Kingdom                                         30,372,945
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks - 93.0%                                                      138,449,005
-----------------------------------------------------------------------------------------------------------------------------------

                                       Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.9%                   iShares MSCI EAFE Index Fund (c)                                   50,540          2,845,402
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Exchange-Traded Funds - 1.9%                                                 2,845,402
-----------------------------------------------------------------------------------------------------------------------------------

                                       Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                     Volkswagen AG, 4.35%                                                5,060            629,942
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%              Henkel KGaA, 1.75%                                                  2,609             95,166
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                 RWE AG, 3.50%                                                      10,074            724,452
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Preferred Stocks - 1.0%                                                      1,449,560
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Par
                                       Fixed Income Securities                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%         Yamato Transport Yamtra Series 7, 1.20%, 9/30/09 (d)   JPY          3,000             30,529
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                   Tokyo Gas Co. Ltd. Series 5, 1.20%,
                                       3/31/09 (d)                                                         5,000             60,832
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    Mitsubishi Corp., 0%, 6/17/11 (d)                                   5,000             85,149
Distributors - 0.1%                    Mitsui & Co. Ltd. Series 6, 1.05%, 9/30/09 (d)                      5,000             71,426
                                                                                                                      -------------
                                                                                                                            156,575
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Fixed Income Securities in Japan                                               247,936
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
                                       Fixed Income Securities                                            (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  Glencore Finance (Europe) SA, 4.125%, 10/06/10 (d)     USD             79      $     199,475
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Fixed Income Securities in Luxembourg                                          199,475
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Adidas-Salomon International Finance B.V, 2.50%,
Goods - 0.1%                           10/08/18 (d)                                           EUR            100            209,586
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Fixed income Securities in the Netherlands                                     209,586
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Fixed Income Securities - 0.4%                                                 656,997
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $156,306,726) - 96.3%                                                    143,400,964
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Beneficial
                                                                                                        Interest
                                       Short-Term Securities                                             (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                       BlackRock Liquidity Series, LLC
                                       Cash Sweep Series, 2.59% (e)(f)                        USD          1,038          1,038,021
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost - $1,038,021) - 0.7%                                                         1,038,021
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost - $157,344,747*) - 97.0%                                                   144,438,985

                                       Other Assets Less Liabilities - 3.0%                                               4,438,150
                                                                                                                      -------------
                                       Net Assets - 100.0%                                                            $ 148,877,135
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 163,088,024
                                                                  =============
      Gross unrealized appreciation                               $   2,852,333
      Gross unrealized depreciation                                 (21,501,372)
                                                                  -------------
      Net unrealized depreciation                                 $ (18,649,039)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)   Convertible security.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net Activity
      Affiliate                                        (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                             USD (7,336)         $ 77,638
      --------------------------------------------------------------------------

(f)   Represents the current yield as of report date.

Master Enhanced International Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purpose of this report, which may combine industry sub-classifications for reporting ease.
o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                                     Settlement       Appreciation
      Currency Purchased              Currency Sold                    Date          (Depreciation)
      ---------------------------------------------------------------------------------------------
      AUD         200,000             USD         171,173             11/14/08       $     (13,413)
      USD         165,488             AUD         200,000             11/14/08               7,728
      AUD          93,000             USD          78,921             11/14/08              (5,563)
      CHF         171,000             USD         156,001             11/14/08              (3,140)
      USD         155,056             CHF         171,000             11/14/08               2,195
      CHF         501,000             USD         467,784             11/14/08             (19,929)
      USD         460,795             CHF         501,000             11/14/08              12,940
      EUR         533,000             USD         780,633             11/14/08             (27,915)
      EUR         100,000             USD         141,848             11/14/08                (625)
      EUR         200,000             USD         282,311             11/14/08                 135
      USD         429,587             EUR         300,000             11/14/08               5,918
      USD         289,220             EUR         200,000             11/14/08               6,774
      EUR         600,000             USD         888,984             11/14/08             (41,646)
      USD         438,929             EUR         300,000             11/14/08              15,260
      GBP          70,000             USD         129,046             11/14/08              (4,282)
      USD         128,282             GBP          70,000             11/14/08               3,517
      HKD         340,000             USD          43,617             11/14/08                 204
      USD          43,756             HKD         340,000             11/14/08                 (65)
      JPY      30,000,000             USD         274,321             11/14/08               9,693
      JPY      50,000,000             USD         458,958             11/14/08              14,399
      JPY       1,000,000             USD           9,492             11/14/08                 (25)
      JPY      30,000,000             USD         286,238             11/14/08              (2,224)
      USD         939,225             JPY     100,000,000             11/14/08              (7,489)
      JPY      60,300,000             USD         575,326             11/14/08              (4,458)
      USD         567,931             JPY      60,000,000             11/14/08                 (97)
      USD         121,254             SEK         800,000             11/14/08               5,606
      SEK         250,000             USD          37,727             11/14/08              (1,586)
      ---------------------------------------------------------------------------------------------
      Total                                                                          $     (48,088)
                                                                                     ==============

o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                 Expiration            Face         Unrealized
      Contracts      Issue                     Exchange             Date              Amount       Depreciation
      ---------------------------------------------------------------------------------------------------------
          4     Hang Seng Index Future        Hong Kong        October 2008       USD    487,140    $  (21,400)
         16     CAC40 10 Euro Future            Matif          December 2008      USD    941,796       (29,431)
         20     DJ Euro Stoxx 50                Eurex          December 2008      USD    869,862        (7,728)
         11     FTSE 100 Index Future           LIFFE          December 2008      USD  1,046,024       (73,492)
          6     SPI 200 Index Future            Sydney         December 2008      USD    597,066       (41,717)
         19     TOPIX Index Future              Tokyo          December 2008      USD  2,117,457      (177,351)
      ---------------------------------------------------------------------------------------------------------
      Total                                                                                         $ (351,119)
                                                                                                    ===========

Master Enhanced International Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

      o     Currency Abbreviations:

            AUD    Australian Dollar
            CHF    Swiss Franc
            EUR    Euro
            GBP    British Pound
            HKD    Hong Kong Dollar
            JPY    Japanese Yen
            SEK    Swedish Krona
            USD    U.S. Dollar

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

--------------------------------------------------------------------------------
 Valuation                             Investments in            Other Financial
   Inputs                                Securities               Instruments*
--------------------------------------------------------------------------------
Level 1                                 $  4,197,929              $    (351,119)
Level 2                                  140,241,056                    (48,088)
Level 3                                           --                         --
--------------------------------------------------------------------------------
Total                                   $144,438,985              $    (399,207)
                                        ========================================
* Other financial instruments are foreign currency exchange contracts and futures.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 24, 2008